Offerings - Offering: 1	Sep. 23, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Notes
Amount Registered	900,000,000
Maximum Aggregate Offering Price	$ 900,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 137,790
Offering Note	This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Registration Fee” table in Registration Statement No. 333-279418.